Feb. 28, 2025
EuroPac International Bond Fund
SUMMARY SECTION – EuroPac International Bond Fund
Investment Objective
The investment objective of the EuroPac International Bond Fund (the “Fund”) is to seek current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 61 of this Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EuroPac International Bond Fund - USD ($)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none
Maximum deferred sales charge (load)	none	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%	2.00%
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses - EuroPac International Bond Fund		Class A	Class I
Management fees		0.60%	0.60%
Distribution and service (Rule 12b-1) fees		0.25%	none
Other expenses		0.59%	0.59%
Shareholder service fees		0.07%	0.07%
All other expenses		0.52%	0.52%
Total annual fund operating expenses	[1]	1.44%	1.19%
Fees waived and/or expenses reimbursed		(0.29%)	(0.29%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	1.15%	0.90%
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.15% and 0.90% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect through February 28, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EuroPac International Bond Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	562	858	1,175	2,073
Class I	92	349	626	1,417

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds issued by companies located in Europe or the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is included in one of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if (1) the company is organized under the laws of a country that is a part of Europe or the Pacific Rim or has its principal office in a country that is a part of Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. The Fund will invest primarily in bonds issued by non-U.S. companies. The advisor considers a company to be a non-U.S. company if (1) the company is organized under the laws of a country, or has its principal office in a country, other than the United States; (2) at the time of investment, the company derived at least 50% of its total revenues during its most recent completed fiscal year from business activities outside of the United States; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets outside of the United States.

Fixed income securities in which the Fund may invest include developed and emerging market debt obligations of governments, their agencies and instrumentalities, asset-backed securities, investment grade and below investment grade (commonly known as “junk bonds”) corporate debt obligations, and convertible bonds. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments. Although the Fund may invest in fixed income securities rated in any category, it will primarily invest in investment grade securities. Investment grade fixed income securities include securities rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated by S&P and Moody’s, determined by the Fund’s advisor to be of comparable credit quality. The Fund may invest in securities, including sovereign debt securities, denominated in U.S. dollars or in foreign currencies.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. There is no limit on the maturity of any security held by the Fund. Although the Fund’s advisor expects to maintain an intermediate- to long-term weighted average maturity for the Fund, there are no maturity restrictions on the overall portfolio or on individual securities. The Fund may invest in large-, mid-, and small-capitalization companies issuing fixed income securities. In addition, the Fund may use derivatives, such as forward contracts and currency and interest rate swaps, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Fund’s advisor first selects foreign currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. Once the advisor establishes currency compositions, it then selects fixed income securities that it believes offer attractive income and/or capital appreciation potential with a reasonable level of risk. The Fund generally invests where relative combinations of fixed income returns and currency exchange rates appear attractive. The Fund’s advisor may sell securities for a variety of reasons, but in most cases in order to adjust the portfolio’s average maturity, credit quality or yield, or to change geographic or currency exposures.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, which has been included for comparison to satisfy an amended regulatory requirement. The Fund also compares its performance with the returns of the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD and the FTSE Non USD World Government Bond Index, which the Fund’s investment advisor believes are better performance benchmarks for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.europacificfunds.com, or by calling the Fund at 1-888-558-5851. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those changes were included, returns would be less than those shown.

Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at net asset value per share (“NAV”)

Class A Shares
Highest Calendar Quarter Return at NAV	7.47%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(8.14)%	Quarter Ended 03/31/2020

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Returns - EuroPac International Bond Fund	Label	1 Year		5 Years		10 Years
Class A	Class A Shares – Return Before Taxes	(7.65%)		(0.73%)		(0.46%)
Class A | Return After Taxes on Distributions	Class A Shares – Return After Taxes on Distributions	(8.71%)	[1]	(1.22%)	[1]	(0.84%)	[1]
Class A | Return After Taxes on Distributions and Sale of Fund Shares	Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares	(4.52%)	[1]	(0.75%)	[1]	(0.51%)	[1]
Class I	Class I Shares – Return Before Taxes	(3.21%)		0.41%		0.23%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deduction for fees, expenses or taxes)	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deduction for fees, expenses or taxes)	(7.79%)		(5.61%)		(1.89%)
FTSE Non USD World Government Bond Index (reflects no deduction for fees, expenses or taxes)	FTSE Non USD World Government Bond Index (reflects no deduction for fees, expenses or taxes)	(5.32%)		(4.81%)		(1.53%)
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(1.69%)		(1.96%)		0.15%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.